DERIVATIVE WARRANT LIABILITY (Details) - USD ($)					3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	May 04, 2015	May 01, 2015	Sep. 24, 2014	Jan. 21, 2014	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Sep. 21, 2016
DERIVATIVE WARRANT LIABILITY (Details) [Line Items]
Increase (Decrease) in Derivative Liabilities										$ 14,010	$ 2,371,002
Common Stock, Shares, Issued (in Shares)					15,495,421			15,495,421		14,915,421	12,499,933
Common Stock, Value, Issued					$ 15,495			$ 15,495		$ 14,915	$ 12,500
Share Price (in Dollars per share)	$ 3.50	$ 3.75			$ 1.91			$ 1.91			$ 5.02	$ 1.20
Proceeds from Warrant Exercises									$ 86,171		$ 400,000
Other Expenses					$ 6,414	$ 3,385		$ 10,876	$ 9,200	$ 44,166	$ 15,961
Amendement 2 [Member] | Full Circle [Member]
DERIVATIVE WARRANT LIABILITY (Details) [Line Items]
Proceeds from Issuance of Debt		$ 86,171
Increase (Decrease) in Derivative Liabilities		$ 601,617
Common Stock, Shares, Issued (in Shares)		125,000
Common Stock, Value, Issued		$ 468,750
Share Price (in Dollars per share)		$ 3.75
Increase in Carrying Amount of Redeemable Preferred Stock		$ 125
Adjustments to Additional Paid in Capital, Other		454,796
Other Expenses		$ 13,829
Net Gain in Settlement of Warrant Liability							$ 210,634
Warrants Exercised 1 [Member] | Amendement 2 [Member] | Full Circle [Member]
DERIVATIVE WARRANT LIABILITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised (in Shares)		160,000
Common Stock, Shares, Issued (in Shares)		100,000
Warrants Exercised 2 [Member] | Amendement 2 [Member] | Full Circle [Member]
DERIVATIVE WARRANT LIABILITY (Details) [Line Items]
Common Stock, Shares, Issued (in Shares)	25,000
Common Stock, Value, Issued	$ 593,394
Share Price (in Dollars per share)	$ 4.00
Proceeds from Warrant Exercises	$ 100,000
Series C Warrants [Member]
DERIVATIVE WARRANT LIABILITY (Details) [Line Items]
Common stock price per shares (in Dollars per share)											$ 5.00
Derivative Liability, Noncurrent				$ 1,368,908
Derivative Asset, Fair Value, Gross Liability				868,908
Increase (Decrease) in Derivative Liabilities				153,994
Series C Warrants [Member] | Full Circle [Member]
DERIVATIVE WARRANT LIABILITY (Details) [Line Items]
Proceeds from Issuance of Debt				$ 500,000
Investment Warrants, Exercise Price (in Dollars per share)			$ 4.00	$ 5.50
Series C Warrants [Member] | Fully Vested [Member] | Full Circle [Member]
DERIVATIVE WARRANT LIABILITY (Details) [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued (in Shares)			1,400,000	1,000,000
Series C Warrants [Member] | Legal Fees [Member] | Full Circle [Member]
DERIVATIVE WARRANT LIABILITY (Details) [Line Items]
Proceeds from Issuance of Debt				$ 100,000
Series C Warrants [Member] | Stock Price 1 [Member]
DERIVATIVE WARRANT LIABILITY (Details) [Line Items]
Common stock price per shares (in Dollars per share)				$ 3.00
Series C Warrants [Member] | Stock Price 2 [Member]
DERIVATIVE WARRANT LIABILITY (Details) [Line Items]
Common stock price per shares (in Dollars per share)				4.00
Series C Warrants [Member] | Stock Price 3 [Member]
DERIVATIVE WARRANT LIABILITY (Details) [Line Items]
Common stock price per shares (in Dollars per share)				6.00
Series C Warrants [Member] | Stock Price 4 [Member]
DERIVATIVE WARRANT LIABILITY (Details) [Line Items]
Common stock price per shares (in Dollars per share)				7.00
Series A and B Warrants [Member]
DERIVATIVE WARRANT LIABILITY (Details) [Line Items]
Common stock price per shares (in Dollars per share)				$ 5.00
Full Circle [Member]
DERIVATIVE WARRANT LIABILITY (Details) [Line Items]
Increase (Decrease) in Derivative Liabilities				$ 3,314,520
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised (in Shares)				1,215,000
Common Stock, Shares, Issued (in Shares)				660,263
Common Stock, Value, Issued				$ 3,314,520
Share Price (in Dollars per share)				$ 5.02
Increase in Carrying Amount of Redeemable Preferred Stock				$ 660
Adjustments to Additional Paid in Capital, Other				$ 3,313,860